Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 01, 2017	Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	MABVAX THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001109196
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Trading Symbol	MBVX
Entity Public Float			$ 15,865,000
Entity Common Stock, Shares Outstanding		6,296,110
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016